NET TRADING INCOME (Details) - Schedule of Net Trading Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trading income (expense) [Abstract]
Foreign exchange translation gains (losses)	£ 12	£ (255)	£ 342
Gains on foreign exchange trading transactions	527	677	580
Total foreign exchange	539	422	922
Investment property (losses) gains (note 25)	(209)	(108)	139
Securities and other gains (losses)	6,890	17,974	(4,937)
Net trading income	£ 7,220	£ 18,288	£ (3,876)